Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 46,506	$ 36,966	$ 131,559	$ 103,957
North America
Disclosure of geographical areas [line items]
Revenue	35,462	28,439	99,834	78,731
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 11,044	$ 8,527	$ 31,725	$ 25,226